Share-based compensation - Disclosure of changes in PSUs and RSUs (Details)		12 Months Ended
	Jan. 17, 2021 shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2019 EUR (€) shares
PSU TSR
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding shares unvested at the beginning of the period (in shares)		0
Outstanding shares unvested at the beginning of the period (in euros per share) | €		€ 0
Granted (in shares)		2,934,454
Granted (in euros per share) | €		€ 17.07
Vested (in shares)		0
Vested (in euros per share) | €		€ 0
Canceled (in shares)		0
Canceled (in euros per share) | €		€ 0
Forfeited (in shares)		(176,849)
Forfeited (in euros per share) | €		€ (17.07)
Outstanding shares unvested at the end of the period (in shares)		2,757,605	0
Outstanding shares unvested at the end of the period (in euros per share) | €		€ 17.07	€ 0
PSU Synergies
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding shares unvested at the beginning of the period (in shares)		0
Outstanding shares unvested at the beginning of the period (in euros per share) | €		€ 0
Granted (in shares)		2,934,454
Granted (in euros per share) | €		€ 14.55
Vested (in shares)		0
Vested (in euros per share) | €		€ 0
Canceled (in shares)		0
Canceled (in euros per share) | €		€ 0
Forfeited (in shares)		(176,849)
Forfeited (in euros per share) | €		€ (14.55)
Outstanding shares unvested at the end of the period (in shares)		2,757,605	0
Outstanding shares unvested at the end of the period (in euros per share) | €		€ 14.55	€ 0
PSU Compliance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding shares unvested at the beginning of the period (in shares)		0
Outstanding shares unvested at the beginning of the period (in euros per share) | €		€ 0
Granted (in shares)		733,729
Granted (in euros per share) | €		€ 14.55
Vested (in shares)		0
Vested (in euros per share) | €		€ 0
Canceled (in shares)		0
Canceled (in euros per share) | €		€ 0
Forfeited (in shares)		(44,213)
Forfeited (in euros per share) | €		€ (14.55)
Outstanding shares unvested at the end of the period (in shares)		689,516	0
Outstanding shares unvested at the end of the period (in euros per share) | €		€ 14.55	€ 0
PSU Electrification
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding shares unvested at the beginning of the period (in shares)		0
Outstanding shares unvested at the beginning of the period (in euros per share) | €		€ 0
Granted (in shares)		733,498
Granted (in euros per share) | €		€ 14.55
Vested (in shares)		0
Vested (in euros per share) | €		€ 0
Canceled (in shares)		0
Canceled (in euros per share) | €		€ 0
Forfeited (in shares)		(44,213)
Forfeited (in euros per share) | €		€ (14.55)
Outstanding shares unvested at the end of the period (in shares)		689,285	0
Outstanding shares unvested at the end of the period (in euros per share) | €		€ 14.55	€ 0
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding shares unvested at the beginning of the period (in shares)		0
Outstanding shares unvested at the beginning of the period (in euros per share) | €		€ 0
Granted (in shares)		4,499,970
Granted (in euros per share) | €		€ 14.62
Vested (in shares)		0
Vested (in euros per share) | €		€ 0
Canceled (in shares)		0
Canceled (in euros per share) | €		€ 0
Forfeited (in shares)		(183,714)
Forfeited (in euros per share) | €		€ (14.62)
Outstanding shares unvested at the end of the period (in shares)		4,316,256	0
Outstanding shares unvested at the end of the period (in euros per share) | €		€ 14.62	€ 0
Replacement Stellantis RSU awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	24,300,000
Replacement Stellantis RSU awards | FCA Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding shares unvested at the beginning of the period (in shares)		0
Outstanding shares unvested at the beginning of the period (in euros per share) | €		€ 0
Anti-dilution adjustment (in shares)		2,181,936
Anti-dilution adjustment (in euros per share) | €		€ 11.09
Granted (in shares)		24,321,968
Granted (in euros per share) | €		€ 11.14
Vested (in shares)		(8,438,777)
Vested (in euros per share) | €		€ (11.30)
Canceled (in shares)		0
Canceled (in euros per share) | €		€ 0
Forfeited (in shares)		(544,298)
Forfeited (in euros per share) | €		€ (10.32)
Outstanding shares unvested at the end of the period (in shares)		17,520,829	0
Outstanding shares unvested at the end of the period (in euros per share) | €		€ 11.08	€ 0
Replacement Stellantis RSU awards | PSA Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding shares unvested at the beginning of the period (in shares)		8,576,981	9,574,500	8,017,000
Outstanding shares unvested at the beginning of the period (in euros per share) | €		€ 15.3	€ 16.53	€ 15.32
Anti-dilution adjustment (in shares)		7,278,029	8,786	0
Anti-dilution adjustment (in euros per share) | €		€ 0	€ 0	€ 0
Granted (in shares)		0	2,740,165	3,081,500
Granted (in euros per share) | €		€ 0	€ 10.34	€ 17.69
Vested (in shares)		(4,245,183)	(2,153,500)	(1,372,000)
Vested (in euros per share) | €		€ (9.15)	€ (13.77)	€ (12.50)
Canceled (in shares)		0	(1,299,970)	0
Canceled (in euros per share) | €		€ 0	€ (16.79)	€ 0
Forfeited (in shares)		(35,867)	(293,000)	(152,000)
Forfeited (in euros per share) | €		€ (8.99)	€ (11.35)	€ (12.69)
Outstanding shares unvested at the end of the period (in shares)		11,573,960	8,576,981	9,574,500
Outstanding shares unvested at the end of the period (in euros per share) | €		€ 7.9	€ 15.3	€ 16.53